Goodwill and Intangible Assets - Additional Information (Detail) $ in Millions		12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units	15
Additional Information Necessary to Prevent Disclosure of Discounts Future Net Cash Flows from Being Misleading		five
Cash flows discounted range lower limit		8.60%
Cash flows discounted range upper limit		14.00%
Impairments of finite-lived identifiable intangible assets			$ 2.0	$ 5.2
Amortization of intangible assets		$ 47.9	$ 46.2	$ 49.7
Estimated future amortization of expense of intangible assets for 2015		45.4
Estimated future amortization of expense of intangible assets for 2016		44.3
Estimated future amortization of expense of intangible assets for 2017		43.3
Estimated future amortization of expense of intangible assets for 2018		41.9
Estimated future amortization of expense of intangible assets for 2019		$ 41.7